MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.25

ATR QM Data Fields
Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXX	10004401	Non-QM: Compliant with ATR	No	Yes
1